Income Taxes - Classification of Deferred Tax Assets and Liabilities in the Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets			$ 10,318	$ 8,279
Deferred tax liabilities			612	589
Other current assets			9,706	7,690
Deferred tax assets		9,651	5,186	4,632
Deferred tax liabilities		23,210	11,493	9,283
Other noncurrent liabilities	1,261	0	(6,307)	(4,651)
Net noncurrent deferred tax liabilities	$ 0	$ 13,559